Schedule of Investments (unaudited)
August 31, 2026
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 LMP Capital and Income Fund Inc.

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 101.4%
Communication Services — 4.6%
Interactive Media & Services — 3.3%
Alphabet Inc., Class A Shares	32,577	$11,055,005 (a)
Meta Platforms Inc., Class A Shares	4,123	2,359,758
Total Interactive Media & Services		13,414,763
Wireless Telecommunication Services — 1.3%
T-Mobile US Inc.	28,791	5,195,048 (a)

Total Communication Services		18,609,811
Consumer Discretionary — 0.8%
Specialty Retail — 0.8%
Home Depot Inc.	9,506	3,116,352

Consumer Staples — 6.7%
Beverages — 1.6%
Coca-Cola Co.	71,754	6,362,427 (a)
Consumer Staples Distribution & Retail — 1.3%
Walmart Inc.	52,056	5,459,113 (a)
Household Products — 3.8%
Colgate-Palmolive Co.	89,051	7,998,561 (a)
Procter & Gamble Co.	49,051	7,118,281 (a)
Total Household Products		15,116,842

Total Consumer Staples		26,938,382
Energy — 14.8%
Oil, Gas & Consumable Fuels — 14.8%
Cheniere Energy Inc.	20,249	5,906,431 (a)
Enbridge Inc.	105,625	5,341,456 (a)
Kinder Morgan Inc.	221,911	7,154,411 (a)
ONEOK Inc.	90,575	8,696,106 (a)
Pembina Pipeline Corp.	127,391	6,203,942 (a)
SunocoCorp LLC	81,658	6,344,826 (a)
Targa Resources Corp.	20,358	5,978,127 (a)
Williams Cos. Inc.	184,209	13,824,885 (a)

Total Energy		59,450,184
Financials — 14.0%
Banks — 6.5%
Bank of America Corp.	129,147	7,999,365 (a)
Citigroup Inc.	48,569	6,392,652 (a)
JPMorgan Chase & Co.	33,105	11,786,042 (a)
Total Banks		26,178,059
Capital Markets — 3.8%
Ares Management Corp., Class A Shares	9,927	1,421,249
Blackrock Inc.	2,300	2,657,903
Blackstone Inc.	13,366	1,914,546 (a)
Charles Schwab Corp.	23,016	2,527,617 (a)
Goldman Sachs Group Inc.	2,665	2,734,023 (a)
Intercontinental Exchange Inc.	25,986	4,175,950 (a)
Total Capital Markets		15,431,288
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 1.0%
Apollo Global Management Inc.	28,803	$3,933,914
Insurance — 1.5%
MetLife Inc.	61,852	5,886,455 (a)
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp.	469,976	5,042,842 (a)

Total Financials		56,472,558
Health Care — 8.5%
Biotechnology — 1.5%
AbbVie Inc.	11,960	3,066,783 (a)
Amgen Inc.	7,298	3,137,265 (a)
Total Biotechnology		6,204,048
Health Care Providers & Services — 0.7%
McKesson Corp.	2,990	2,647,107
Pharmaceuticals — 6.3%
Eli Lilly & Co.	2,888	3,340,636
Johnson & Johnson	24,204	6,434,634 (a)
Merck & Co. Inc.	56,499	8,348,292 (a)
Roche Holding AG, ADR	130,859	7,027,128
Total Pharmaceuticals		25,150,690

Total Health Care		34,001,845
Industrials — 14.6%
Aerospace & Defense — 4.5%
L3Harris Technologies Inc.	22,967	6,114,964 (a)
Lockheed Martin Corp.	9,369	5,258,164 (a)
Northrop Grumman Corp.	12,379	6,680,946
Total Aerospace & Defense		18,054,074
Electrical Equipment — 4.5%
Eaton Corp. PLC	21,507	8,643,233 (a)
Emerson Electric Co.	62,729	9,562,409 (a)
Total Electrical Equipment		18,205,642
Ground Transportation — 3.0%
Union Pacific Corp.	40,491	12,174,429 (a)
Industrial Conglomerates — 0.9%
Honeywell International Inc.	16,540	3,531,786 (a)
Machinery — 1.7%
Illinois Tool Works Inc.	25,020	6,889,757 (a)

Total Industrials		58,855,688
Information Technology — 18.5%
Communications Equipment — 1.1%
Cisco Systems Inc.	39,900	4,408,551 (a)
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A Shares	21,538	3,414,850 (a)
Semiconductors & Semiconductor Equipment — 6.7%
ASML Holding NV, Registered Shares	3,189	5,408,576 (a)
Broadcom Inc.	18,568	6,876,473 (a)
Marvell Technology Inc.	16,989	3,595,892 (a)
Micron Technology Inc.	8,131	7,795,433 (a)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
QUALCOMM Inc.	19,458	$3,317,200 (a)
Total Semiconductors & Semiconductor Equipment		26,993,574
Software — 4.5%
Microsoft Corp.	30,065	15,251,674 (a)
Oracle Corp.	20,136	3,002,680 (a)
Total Software		18,254,354
Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	56,259	17,825,664 (a)
Western Digital Corp.	7,632	3,438,598
Total Technology Hardware, Storage & Peripherals		21,264,262

Total Information Technology		74,335,591
Materials — 2.7%
Chemicals — 0.6%
Sherwin-Williams Co.	7,234	2,450,952
Metals & Mining — 2.1%
Freeport-McMoRan Inc.	111,035	8,409,791 (a)

Total Materials		10,860,743
Real Estate — 12.2%
Health Care REITs — 1.3%
Welltower Inc.	21,525	5,085,066
Industrial REITs — 1.4%
Prologis Inc.	41,046	5,743,156 (a)
Residential REITs — 3.3%
Equity LifeStyle Properties Inc.	97,340	6,176,223 (a)
Vivmark Residential	108,351	7,057,984 (a)
Total Residential REITs		13,234,207
Specialized REITs — 6.2%
American Tower Corp.	45,719	8,032,828 (a)
Digital Realty Trust Inc.	40,284	7,476,308 (a)
Equinix Inc.	3,473	3,635,259 (a)
Public Storage	18,950	5,817,460 (a)
Total Specialized REITs		24,961,855

Total Real Estate		49,024,284
Utilities — 4.0%
Gas Utilities — 1.7%
Atmos Energy Corp.	40,814	6,780,430 (a)
Multi-Utilities — 2.3%
DTE Energy Co.	66,964	9,082,327 (a)

Total Utilities		15,862,757
Total Common Stocks (Cost — $297,698,923)		407,528,195
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares/ Units	Value
Master Limited Partnerships — 14.5%
Diversified Energy Infrastructure — 7.8%
Energy Transfer LP			760,520	$16,358,785 (a)
Enterprise Products Partners LP			182,447	7,082,593 (a)
Plains GP Holdings LP, Class A Shares			282,899	7,983,410 *(a)
Total Diversified Energy Infrastructure				31,424,788
Gathering/Processing — 0.7%

Western Midstream Partners LP			56,000	2,693,600 (a)
Liquids Transportation & Storage — 1.9%

Delek Logistics Partners LP			140,309	7,782,940 (a)
Oil/Refined Products — 2.2%
CrossAmerica Partners LP			135,864	3,147,969 (a)
MPLX LP			99,696	5,899,012 (a)
Total Oil/Refined Products				9,046,981
Petrochemicals — 1.9%
Westlake Chemical Partners LP			348,827	7,548,616 (a)

Total Master Limited Partnerships (Cost — $26,830,242)				58,496,925
	Rate		Shares
Convertible Preferred Stocks — 7.3%
Financials — 1.6%
Capital Markets — 1.6%
KKR & Co. Inc.	6.250%		132,565	6,445,310

Industrials — 5.7%
Aerospace & Defense — 1.9%
Boeing Co.	6.000%		114,383	7,416,594
Trading Companies & Distributors — 3.8%
QXO Inc.	4.750%		1,500	15,388,470 (b)(c)

Total Industrials				22,805,064
Total Convertible Preferred Stocks (Cost — $27,442,946)				29,250,374
		Maturity Date	Face Amount
Corporate Bonds & Notes — 4.2%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.2%
Comcast Corp., Senior Notes	4.250%	10/15/30	$550,000	532,101
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	110,000	109,028 (d)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	80,000	78,226 (d)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	40,000	41,584 (d)
Total Diversified Telecommunication Services				760,939
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	20,000	18,311
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	20,000	14,592
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	196,677 (d)
Netflix Inc., Senior Notes	5.375%	11/15/29	400,000	406,746 (d)
Walt Disney Co., Senior Notes	2.000%	9/1/29	600,000	556,827
Total Entertainment				1,193,153
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — 0.0%††
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	$30,000	$30,746 (d)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	240,000	232,200 (d)
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	21,076
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	10,000	10,050 (d)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	30,000	31,128 (d)
Total Media				294,454
Wireless Telecommunication Services — 0.1%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	500,000	480,740

Total Communication Services				2,760,032
Consumer Discretionary — 0.5%
Automobile Components — 0.1%
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	40,000	40,059 (d)
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	40,000	39,616 (d)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	150,000	151,267 (d)
Total Automobile Components				230,942
Automobiles — 0.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	50,000	43,751
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	250,000	249,933
Total Automobiles				293,684
Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	483,989
Hotels, Restaurants & Leisure — 0.1%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	20,000	19,463 (d)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	130,000	130,391 (d)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,090
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	290,000	295,502
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	140,000	138,620 (d)
Total Hotels, Restaurants & Leisure				594,066
Specialty Retail — 0.1%
Academy Ltd., Senior Secured Notes	5.875%	5/15/31	20,000	19,920 (d)
Home Depot Inc., Senior Notes	2.700%	4/15/30	300,000	279,330
Total Specialty Retail				299,250

Total Consumer Discretionary				1,901,931
Consumer Staples — 0.1%
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	400,000	394,456

Financials — 1.3%
Banks — 0.8%
Bank of America Corp., Senior Notes (5.015% to 7/22/32 then SOFR + 2.160%)	5.015%	7/22/33	600,000	592,708 (e)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	256,286 (d)(e)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	700,000	717,334 (e)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	700,000	709,711 (e)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	300,000	301,865 (e)
Wells Fargo & Co., Senior Notes (4.897% to 7/25/32 then SOFR + 2.100%)	4.897%	7/25/33	500,000	489,248 (e)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Total Banks				3,067,152
Capital Markets — 0.0%††
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	$30,000	$30,522 (d)
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.043% to 5/1/33 then SOFR + 1.835%)	5.043%	5/1/34	500,000	492,823 (e)
EZCORP Inc., Senior Notes	7.375%	4/1/32	30,000	31,267 (d)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	200,000	200,805 (d)(e)
Total Consumer Finance				724,895
Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	300,000	270,897
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	700,000	665,804
Block Inc., Senior Notes	6.000%	8/15/33	50,000	49,944 (d)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	40,000	40,554 (d)
Total Financial Services				1,027,199
Insurance — 0.0%††
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	60,000	59,370 (d)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	90,000	89,607 (d)
Total Insurance				148,977
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	60,000	59,617 (d)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	280,000	289,426 (d)
Total Mortgage Real Estate Investment Trusts (REITs)				349,043

Total Financials				5,347,788
Health Care — 0.7%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	550,000	550,556
Health Care Providers & Services — 0.3%
Cigna Group, Senior Notes	2.400%	3/15/30	348,000	319,753
CVS Health Corp., Senior Notes	3.750%	4/1/30	600,000	575,224
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	405,030
Tenet Healthcare Corp., Senior Secured Notes	5.500%	11/15/32	40,000	39,494 (d)
Total Health Care Providers & Services				1,339,501
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	550,000	536,484
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	204,796
Total Pharmaceuticals				741,280

Total Health Care				2,631,337
Industrials — 0.4%
Aerospace & Defense — 0.1%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	50,000	51,134 (d)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	20,000	20,362 (d)
Northrop Grumman Corp., Senior Notes	4.750%	6/1/43	500,000	440,598
Total Aerospace & Defense				512,094
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.0%††
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	$40,000	$38,918 (d)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	20,000	20,259 (d)
Total Building Products				59,177
Commercial Services & Supplies — 0.0%††
CoreCivic Inc., Senior Notes	8.250%	4/15/29	80,000	83,078
Deluxe Corp., Senior Secured Notes	8.125%	9/15/29	30,000	31,214 (d)
Total Commercial Services & Supplies				114,292
Construction & Engineering — 0.1%
AECOM, Senior Notes	6.000%	8/1/33	80,000	79,774 (d)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	90,000	90,842 (d)
Total Construction & Engineering				170,616
Ground Transportation — 0.1%
XPO Inc., Senior Secured Notes	6.250%	6/1/28	350,000	353,197 (d)
Machinery — 0.0%††
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	20,000	20,250 (d)
Passenger Airlines — 0.0%††
American Airlines Pass-Through Trust	5.750%	5/10/35	50,000	49,110
Trading Companies & Distributors — 0.1%
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	40,000	41,400 (d)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	61,417 (d)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	190,000	174,373
Total Trading Companies & Distributors				277,190

Total Industrials				1,555,926
Information Technology — 0.1%
IT Services — 0.1%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	20,000	19,281 (d)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	70,000	73,874 (d)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	110,000	106,802 (d)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	30,000	29,652 (d)
Total IT Services				229,609
Semiconductors & Semiconductor Equipment — 0.0%††
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	80,000	78,715 (d)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	50,000	49,742 (d)
Total Semiconductors & Semiconductor Equipment				128,457
Software — 0.0%††
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	30,000	29,376 (d)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	20,000	20,007 (d)
Oracle Corp., Senior Notes	6.900%	11/9/52	10,000	9,034
Oracle Corp., Senior Notes	6.000%	8/3/55	50,000	40,306
Total Software				98,723
Technology Hardware, Storage & Peripherals — 0.0%††
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	20,000	20,038 (d)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	50,000	50,826
Total Technology Hardware, Storage & Peripherals				70,864

Total Information Technology				527,653
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.3%
Chemicals — 0.0%††
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	$10,000	$10,284
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	60,000	61,121
Methanex US Operations Inc., Senior Notes	6.250%	3/15/32	50,000	50,653 (d)
Total Chemicals				122,058
Construction Materials — 0.0%††
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	50,000	49,668 (d)
Metals & Mining — 0.3%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	80,000	81,285 (d)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	469,969
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	160,000	160,674 (d)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	220,000	217,468 (d)
Total Metals & Mining				929,396

Total Materials				1,101,122
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Forestar Group Inc., Senior Notes	6.500%	3/15/33	60,000	60,371 (d)
Specialized REITs — 0.0%††
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	20,000	19,027 (d)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	60,000	60,887 (d)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	10,000	10,043 (d)
Total Specialized REITs				89,957

Total Real Estate				150,328
Utilities — 0.1%
Electric Utilities — 0.1%
NRG Energy Inc., Senior Notes	6.000%	1/15/36	90,000	87,560 (d)
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	270,000	270,441

Total Corporate Bonds & Notes (Cost — $16,820,805)				16,728,574
	Rate		Face Amount
U.S. Government & Agency Obligations — 0.0%††
U.S. Government Obligations — 0.0%††
U.S. Treasury Notes (Cost — $168,403)	3.875%	8/15/34	$170,000	161,088
Total Investments before Short-Term Investments (Cost — $368,961,319)				512,165,156
			Shares
Short-Term Investments — 1.7%
BNY Dreyfus Government Cash Management, Institutional Shares	3.579%		461,133	461,133 (f)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.548%		6,322,779	6,322,779 (f)

Total Short-Term Investments (Cost — $6,783,912)				6,783,912
Total Investments — 129.1% (Cost — $375,745,231)				518,949,068
Liabilities in Excess of Other Assets — (29.1)%				(116,840,193)
Total Net Assets — 100.0%				$402,108,875

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

 LMP Capital and Income Fund Inc.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
BNY	—	Bank of New York
DAC	—	Designated Activity Company
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.
Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge Investments, LLC’s (“ClearBridge”) view of economic, market or political conditions, fiscal and monetary policy and security valuation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

LMP Capital and Income Fund Inc. 2026 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$407,528,195	—	—	$407,528,195
Master Limited Partnerships	58,496,925	—	—	58,496,925
Convertible Preferred Stocks:
Financials	6,445,310	—	—	6,445,310
Industrials	7,416,594	—	$15,388,470	22,805,064
Corporate Bonds & Notes	—	$16,728,574	—	16,728,574
U.S. Government & Agency Obligations	—	161,088	—	161,088
Total Long-Term Investments	479,887,024	16,889,662	15,388,470	512,165,156
Short-Term Investments†	6,783,912	—	—	6,783,912
Total Investments	$486,670,936	$16,889,662	$15,388,470	$518,949,068

†	See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of November 30, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Convertible Preferred Stocks:
Industrials	—	—	—	$387,810	$15,000,660
Total	—	—	—	$387,810	$15,000,660

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2026[1]
Convertible Preferred Stocks:
Industrials	—	—	—	$15,388,470	$387,810
Total	—	—	—	$15,388,470	$387,810

LMP Capital and Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

LMP Capital and Income Fund Inc. 2026 Quarterly Report